John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 97.8%		$4,010,152,881
(Cost $1,050,755,799)
Communication services 16.0%		658,076,100
Entertainment 1.9%
Netflix, Inc. (A)	105,533	67,712,083
Sea, Ltd., ADR (A)	158,913	10,729,806
Interactive media and services 13.2%
Alphabet, Inc., Class A (A)	362,886	62,597,835
Alphabet, Inc., Class C (A)	1,605,573	279,305,479
Meta Platforms, Inc., Class A	427,364	199,506,336
Wireless telecommunication services 0.9%
T-Mobile US, Inc.	218,476	38,224,561
Consumer discretionary 13.6%		555,620,854
Automobiles 1.4%
Tesla, Inc. (A)	310,391	55,274,429
Broadline retail 8.0%
Amazon.com, Inc. (A)	1,851,635	326,702,479
Hotels, restaurants and leisure 2.2%
Booking Holdings, Inc.	9,183	34,678,222
Chipotle Mexican Grill, Inc. (A)	14,427	45,149,585
DoorDash, Inc., Class A (A)	95,825	10,551,291
Specialty retail 1.6%
Carvana Company (A)	273,000	27,294,540
Ross Stores, Inc.	162,893	22,765,926
The TJX Companies, Inc.	168,610	17,383,691
Textiles, apparel and luxury goods 0.4%
Lululemon Athletica, Inc. (A)	25,565	7,976,024
NIKE, Inc., Class B	82,532	7,844,667
Consumer staples 1.2%		51,413,914
Consumer staples distribution and retail 0.5%
Dollar General Corp.	163,144	22,336,045
Food products 0.2%
Mondelez International, Inc., Class A	136,422	9,349,000
Household products 0.5%
Colgate-Palmolive Company	111,833	10,395,996
The Procter & Gamble Company	56,721	9,332,873
Energy 0.3%		11,798,916
Energy equipment and services 0.3%
Schlumberger, Ltd.	257,113	11,798,916
Financials 8.8%		359,413,399
Capital markets 1.6%
Morgan Stanley	178,714	17,485,378
MSCI, Inc.	7,427	3,677,702
S&P Global, Inc.	42,448	18,146,944
The Charles Schwab Corp.	196,449	14,395,783
The Goldman Sachs Group, Inc.	23,892	10,907,176
Financial services 5.6%
Adyen NV (A)(B)	6,362	8,250,134
Fiserv, Inc. (A)	55,720	8,344,627
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services (continued)
Mastercard, Inc., Class A	212,185	$94,861,548
Visa, Inc., Class A	431,736	117,630,791
Insurance 1.6%
Chubb, Ltd.	157,302	42,600,528
Marsh & McLennan Companies, Inc.	111,344	23,112,788
Health care 11.5%		469,829,988
Health care equipment and supplies 2.2%
Align Technology, Inc. (A)	8,884	2,285,054
Intuitive Surgical, Inc. (A)	154,105	61,968,703
Stryker Corp.	66,663	22,738,083
Teleflex, Inc.	18,834	3,937,624
Health care providers and services 3.4%
Elevance Health, Inc.	31,199	16,800,038
Humana, Inc.	45,197	16,185,950
UnitedHealth Group, Inc.	212,991	105,509,352
Life sciences tools and services 1.7%
Danaher Corp.	94,338	24,225,998
Thermo Fisher Scientific, Inc.	77,506	44,021,858
Pharmaceuticals 4.2%
AstraZeneca PLC, ADR	125,517	9,792,836
Eli Lilly & Company	177,009	145,207,563
Zoetis, Inc.	101,185	17,156,929
Industrials 1.6%		64,005,005
Aerospace and defense 0.9%
General Electric Company	142,518	23,535,423
TransDigm Group, Inc.	8,814	11,839,229
Commercial services and supplies 0.3%
Cintas Corp.	11,108	7,530,891
Veralto Corp.	34,560	3,406,925
Electrical equipment 0.1%
GE Vernova, Inc. (A)	36,934	6,496,691
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	63,885	11,195,846
Information technology 43.2%		1,772,599,894
Electronic equipment, instruments and components 0.4%
TE Connectivity, Ltd.	124,715	18,669,836
IT services 0.9%
MongoDB, Inc. (A)	48,329	11,408,544
Shopify, Inc., Class A (A)	328,534	19,432,786
Snowflake, Inc., Class A (A)	41,520	5,654,194
Semiconductors and semiconductor equipment 14.9%
Advanced Micro Devices, Inc. (A)	163,507	27,289,318
ASML Holding NV, NYRS	53,059	50,955,211
Lam Research Corp.	7,401	6,900,988
Monolithic Power Systems, Inc.	33,393	24,564,893
NVIDIA Corp.	434,635	476,503,390
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	110,638	16,710,764
Texas Instruments, Inc.	35,350	6,893,604
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software 18.7%
Atlassian Corp., Class A (A)	57,350	$8,995,921
BILL Holdings, Inc. (A)	91,404	4,757,578
Confluent, Inc., Class A (A)	181,644	4,717,295
Crowdstrike Holdings, Inc., Class A (A)	30,541	9,579,795
Datadog, Inc., Class A (A)	59,205	6,523,207
Fortinet, Inc. (A)	40,617	2,409,400
Intuit, Inc.	66,097	38,100,955
Microsoft Corp.	1,304,692	541,616,784
Roper Technologies, Inc.	47,162	25,126,027
ServiceNow, Inc. (A)	118,854	78,078,758
Synopsys, Inc. (A)	81,970	45,968,776
Technology hardware, storage and peripherals 8.3%
Apple, Inc.	1,777,591	341,741,870
Materials 0.8%		33,223,124
Chemicals 0.8%
Linde PLC	40,481	17,630,285
The Sherwin-Williams Company	51,326	15,592,839
Utilities 0.8%		34,171,687
Electric utilities 0.8%
Constellation Energy Corp.	157,292	34,171,687

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$8,553,518
(Cost $9,121,444)
Consumer discretionary 0.2%				8,553,518
Specialty retail 0.2%
Carvana Company (9.000% Cash or 12.000% PIK) (B)	12.000	12-01-28	1,907,891	1,994,470
Carvana Company (9.000% Cash or 13.000% PIK) (B)	13.000	06-01-30	2,874,729	2,958,654
Carvana Company (9.000% Cash or 14.000% PIK) (B)	14.000	06-01-31	3,416,854	3,600,394

	Yield (%)	Shares	Value
Short-term investments 0.3%			$10,345,976
(Cost $10,345,976)
Short-term funds 0.3%			10,345,976
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2383(C)	503,298	503,298
T. Rowe Price Government Reserve Fund	5.3584(C)	9,842,678	9,842,678

Total investments (Cost $1,070,223,219) 98.3%	$4,029,052,375
Other assets and liabilities, net 1.7%	69,454,264
Total net assets 100.0%	$4,098,506,639

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	The rate shown is the annualized seven-day yield as of 5-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$658,076,100	$658,076,100	—	—
Consumer discretionary	555,620,854	555,620,854	—	—
Consumer staples	51,413,914	51,413,914	—	—
Energy	11,798,916	11,798,916	—	—
Financials	359,413,399	351,163,265	$8,250,134	—
Health care	469,829,988	469,829,988	—	—
Industrials	64,005,005	64,005,005	—	—
Information technology	1,772,599,894	1,772,599,894	—	—
Materials	33,223,124	33,223,124	—	—
Utilities	34,171,687	34,171,687	—	—
Corporate bonds	8,553,518	—	8,553,518	—
Short-term investments	10,345,976	10,345,976	—	—
Total investments in securities	$4,029,052,375	$4,012,248,723	$16,803,652	—
6	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$5,614,297	$163,370,082	$(168,986,633)	$2,685	$(431)	$14,711	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	7